Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accruals	$ 447.6	$ 351.9
Employee and payroll liabilities	453.6	415.9
Other accrued liabilities	117.5	74.6
Trade and other payables	$ 1,018.7	$ 842.4